INCOME TAXES - Company's Unrecognized Temporary Tax Differences (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
Operating losses carried forward	$ 67,215,000	$ 53,568,000	$ 43,306,000
Investment tax credits	149,000	149,000	154,000
Equipment and intangible assets	85,000	128,000	71,000
Financing costs	$ 5,832,000	$ 2,771,000	$ 1,710,000